JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

July 3, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:     JPMorgan Trust I (the “Trust”) on behalf of

  the funds (the “Funds”) listed on Appendix A hereto

  File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 276 (Amendment No. 277 under the 1940 Act) filed electronically on June 27, 2013.

If you have any questions or comments, please call the undersigned at (212) 648-2083.

Sincerely,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary

Appendix A

J. P. Morgan Tax Aware Fund
JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

J. P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

J. P. Morgan SmartAllocation Funds JPMorgan SmartAllocation Income Fund

J. P. Morgan Income Funds JPMorgan Managed Income Fund

JPMorgan Current Income Fund